[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 25, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Investment Trust V

                                                             File Nos. 333-138592 and 811-21979

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”), we are transmitting Post-Effective Amendment No. 78 and Amendment No. 79 to the Registration Statement on Form N-1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Global Real Estate Securities Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective on April 29, 2022. The Registrant is requesting review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to revisions relating to the investment strategies. The Amendment has some additional revisions that do not require a review by the Staff.

Should you have any questions or require further information with respect to this Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures